8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock options outstanding (Details)	12 Months Ended
Jan. 31, 2021 $ / shares shares
Stock Option Outstanding 1
Number of Options Outstanding | shares	100,000
Exercise Price | $ / shares	$ 1.00
Expiry Date	Feb. 20, 2021
Stock Option Outstanding 2
Number of Options Outstanding | shares	2,075,000
Exercise Price | $ / shares	$ 1.00
Expiry Date	Jul. 18, 2021
Stock Option Outstanding 3
Number of Options Outstanding | shares	700,000
Exercise Price | $ / shares	$ 3.00
Expiry Date	Oct. 31, 2021
Stock Option Outstanding 4
Number of Options Outstanding | shares	100,000
Exercise Price | $ / shares	$ 1.00
Expiry Date	Jun. 26, 2023